FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES
Report for six month period ending:(a)
or fiscal year ending:	12/31/2015 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box [/]after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.Registrant Name: American Maturity Life Insurance Company Separate
Account One
 B.File Number: 811-21166
 C.Telephone Number: 860 547-3224

2.A.Street:PO Box 2999
 B.City: Hartford C. State:CT D. Zip Code:06104 Zip Ext:2999
 E.Foreign Country:  Foreign Postal Code:

3.Is this the first filing on this form by Registrant? (Y/N)N

4.Is this the last filing on this form by Registrant? (Y/N) N

5.Is Registrant a small business investment company (SBIC)?(Y/N) N [If answer is Y (Yes), complete only items 89 through 110.]

6.Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer is Y (Yes) complete only items 111 through 133.]

UNIT INVESTMENT TRUSTS
111. A.[/] Depositor Name:
     B.[/] File Number (If any):
     C.[/] City:  State:  Zip Code:  Zip Ext.:
       [/] Foreign Country:	Foreign Postal Code:
111. A.[/] Depositor Name:
     B.[/] File Number (If any):
     C.[/] City: State: Zip Code: Zip Ext.:
       [/] Foreign Country: Foreign Postal Code:

112. A.[/] Sponsor Name:
     B.[/] File Number (If any):
     C.[/] City:  State: Zip Code:	Zip Ext.:
       [/] Foreign Country:  Foreign Postal Code:
112. A.[/] Sponsor Name:
     B.[/] File Number (If any):
     C.[/] City: State:  Zip Code:	  Zip Ext.:
       [/] Foreign Country:	Foreign Postal Code:

113. A.[/] Trustee Name:
     B.[/] City:  State: Zip Code: Zip Ext.:
       [/] Foreign Country: Foreign Postal Code:
113. A.[/] Trustee Name:
     B.[/] City:  State:  Zip Code: Zip Ext.:
       [/] Foreign Country:  Foreign Postal Code:

114. A.[/] Principal Underwriter Name:
     B.[/] File Number: 8
     C.[/] City: State: Zip Code:  Zip Ext.:
       [/] Foreign Country:  Foreign Postal Code:
114. A.[/] Principal Underwriter Name:
     B.[/] File Number: 8-
     C.[/] City: State: Zip Code:  Zip Ext.:
       [/] Foreign Country:  Foreign Postal Code:

115. A.[/] Independent Public Accountant Name:
     B.[/] City:	State: Zip Code:  Zip Ext.:
       [/] Foreign Country: Foreign Postal Code:
115. A.[/] Independent Public Accountant Name:
     B.[/] City:	State: Zip Code: Zip Ext.:
       [/] Foreign Country:  Foreign Postal Code:

116. Family of investment companies information:
     A.[/] Is Registrant part of a family of investment companies? (Y/N) B.[/] Identify the family in 10 letters:

117. A.[/] Is Registrant a separate account of an insurance company?(Y/N) If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)
     C. [/] Scheduled premium variable life contracts? (Y/N)
     D. [/] Flexible premium variable life contracts? (Y/N)
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000s omitted)$

121.	[/] State the number of series for which a current prospectus was
      In existence at the end of the period

122.	[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

123. [/] State the total value of the additional units considered in answering item 122 ($000s omitted) $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted)$

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000s omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrants units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000s omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
                             Number of      Total Assets   Total Income
                         Series Investing                 Distributions
                                            (000s omitted) (000s omitted)
A.U.S. Treasury direct issue                  $                $
B.U.S Government agency                       $                $
C.State and municipal tax-free                $                $
D.Public utility debt                         $                $
E.Brokers or dealers debt
or debt of brokers
or dealers parent	                      $               $
F.All other corporate
intermed. & longterm debt                     $               $
G. All other corporate
short-term debt                               $               $
H. Equity securities of
brokers or dealers or parents
of brokers or dealers                         $               $
I.Investment company equity
Securities                                    $               $
J.All other equity securities                 $               $
K.Other securities                            $               $
L.Total assets of all series
of registrant                    0            $   0           $  0

128. [/] Is the timely payment of principal and interest on any of the Portfolio securities held by any of Registrants series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
     [If answer is N (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
     [If answer is N (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000s omitted)             $  0

132. [/] List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

133. If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
     A. Name of the issuer;
     B. Exchange ticker symbol;
     C. CUSIP number;
     D. Total number of shares or, for debt securities, principal amount divested;
     E. Date(s) that the securities were divested;
     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and
     G. Name of the statue that added the provision of Section 13(c) in Accordance with which the securities were divested. This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

                      Signature Page
The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).
City of: Hartford	 State of: Connecticut Date: February 25, 2016
Name of Registrant, Depositor, or Trustee:

/s/   Diana Benken, AVP       /s/ Tony Rosa, Director
By (Name and Title):         Witness (Name and Title):
SECs Collection of Information. An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 (1940 Act) and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies,selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commissions regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. ss 3507.